Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Transactions [Abstract]
Schedule of Expenses Due to Share-Based Compensation

The expenses due to share-based compensation for the years ended December 31, 2024, 2023 and 2022, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:

	Year ended December 31,
	2024	2023	2022
Research and development expenses	$45	$34	$264
General and administrative expenses	524	162	633

	$569	$196	$897

Schedule of Fair Value for Share Options Granted

The fair value for Share Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

	February 10, 2022	January 3, 2022
Underlying ordinary share price	2,724.54	3,674.58
Dividend yield (%)	0	0
Expected volatility (%)	133	134
Risk-free interest rate (%)	2.00	1.46
Expected life of Share Options (years)	6	6

Schedule of Weighted Average Exercise Prices of Share Options	The following table lists the number of Share Options, the weighted average exercise prices of Share Options and changes in directors (and former directors), officers, employees and consultants Share Options during the years ended on December 31, 2024, and 2023:
	Number of Share Options	Weighted average exercise price
		USD
2024:
Share Options outstanding at the beginning of the year	334	3,491.88

Share Options outstanding at the end of the year	324	7,354.83

Share Options exercisable at the end of the year	324	7,354.83

2023:
Share Options outstanding at the beginning of the year	336	3,488.94
Share Options cancelled during the year	(2)	3,035.55

Share Options outstanding at the end of the year	334	3,491.88

Share Options exercisable at the end of the year	279	3,477.18

Schedule of RSU transaction

RSU transactions for the year ended December 31, 2024, and for the year ended December 31, 2023, are as follows:

Number
Balance, January 1, 2024	-
RSUs granted	50,476
Expiry of RSUs	-
Exercise of RSUs	-
Balance, December 31, 2024	50,476